SCHEDULE OF INVENTORY (Details) (Parenthetical) - USD ($)	10 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Inventory Disclosure [Abstract]
Inventory write down		$ 113,724